Other Long-term Assets	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Assets
OTHER LONG-TERM ASSETS

($ millions)	2018	2017
Reclamation fund	18.7	18.7
Other receivables	15.8	15.8
Other long-term assets	34.5	34.5

a)	Reclamation fund
The following table reconciles the reclamation fund:

($ millions)	2018	2017
Balance, beginning of year	18.7	22.7
Contributions	27.6	22.5
Expenditures	(27.6)	(26.5)
Balance, end of year	18.7	18.7

b)	Other receivables
At December 31, 2018, the Company had investment tax credits of $15.8 million (December 31, 2017 - $15.8 million).